UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                                    BlackRock Floating Rate Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2021

Date of reporting period: 08/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
August 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds V
BlackRock Floating Rate Income Portfolio

Dear Shareholder,
The 12-month reporting period as of August 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United
States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.
Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2023 and reducing bond purchasing beginning in late 2022.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals.
The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries and
Asian fixed income offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of August 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
19.52% 31.17%
U.S. small cap equities
(Russell 2000
®
Index)
3.81 47.08
International equities
(MSCI Europe, Australasia,
Far East Index)
10.31 26.12
Emerging market equities
(MSCI Emerging Markets
Index)
(0.98) 21.12
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.08
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
2.36 (4.12)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
1.49 (0.08)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.50 3.44
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
3.82 10.14
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of August 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Floating Rate Income Portfolio
Investment Objective
BlackRock Floating Rate Income Portfolio’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ending August 31, 2021, the Fund underperformed its benchmark, the S&P
®
/LSTA Leveraged Loan Index.
What factors influenced performance?
Security selection within the health care sector as well as underweight allocations to the midstream and oil field services sectors detracted from the Fund’s performance relative to the benchmark for the period. In credit quality terms, selection within issues rated CCC and BB weighed on returns.
Positive contributions to the Fund’s performance were led by security selection within the airline, leisure and media & entertainment sectors. The Fund’s tactical out-
of-benchmark exposure to high yield corporate bonds also proved additive. From a credit quality perspective, an overweight allocation to B-rated names contributed to performance.
Describe recent portfolio activity.
The Fund increased its exposure to the technology, building materials and health care sectors while reducing risk within the lodging, electric utility and real estate investment trust sectors. The Fund increased its indexed loan exposure while modestly decreasing the indexed high yield corporate bond allocation. Late in the period, the Fund’s exposure to sectors positioned to benefit from economic reopening, such as airlines and retailers, was modestly increased. By credit rating, the Fund increased its allocation to BB-rated loans via the primary and secondary market on an idiosyncratic basis.
The Fund’s cash position averaged a little under 9% over the period. While the Fund generally seeks to be fully invested, cash levels will fluctuate based on market conditions, liquidity considerations and investor flows. The Fund’s cash balance did not have a material impact on Fund performance.
Describe Fund positioning at period end.
The Fund remained positioned to earn attractive floating rate coupon income while seeking to protect capital. Approximately 93% of the Fund was held in core floating rate loan interest exposure at period end. Positioning was balanced from a credit rating perspective, while reflecting an overweight to more liquid B-rated paper and underweight positions to BB and higher beta (more market sensitive) CCC-rated loans. The largest sector overweight positions included technology, building materials and food &
beverage while underweights included health care, finance companies and electric utilities. The Fund had modest out-of-benchmark allocations to high yield bonds and liquid vehicles used to tactically access the primary loan market and navigate flow activity.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of August 31, 2021 (continued)

Fund Summary
BlackRock Floating Rate Income Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended August 31, 2021
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the
Fund to achieve a floating rate of income. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor
Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.
Average Annual Total Returns
(a) (b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .................................. 3.13% 3.13% 7.14% N/A 4.00% N/A 4.57% N/A
Investor A ................................... 2.84 2.84 6.89 4.22% 3.71 3.19% 4.26 3.99%
Investor C ................................... 2.16 2.16 6.06 5.06 2.97 2.97 3.64 3.64
Class K .................................... 3.23 3.23 7.12 N/A 4.06 N/A 4.43 N/A
S&P
®
/LSTA Leveraged Loan Index ................. — — 8.39 N/A 4.63 N/A 4.89 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the
Fund to achieve a floating rate of income. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of August 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Floating Rate Income Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Floating Rate Loan Interests ........................... 96%
Investment Companies ............................... 4
Corporate Bonds ................................... —
(b)
Common Stocks ................................... —
(b)
Preferred Stocks ................................... —
(b)
Warrants ........................................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities and options purchased.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................ — %
(c)
BBB/Baa ....................................... 3
BB/Ba ......................................... 22
B ............................................ 65
CCC/ Caa ....................................... 5
NR ........................................... 5
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities and options purchased.
(c)
Represents less than 1% of the Fund's total investments.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance results shown prior to the Class K Shares inception date of March 28, 2016 is that of Investor A Shares. The performance of the Fund’s
Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares have different expenses than Investor A Shares. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 2.50% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0 .25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years .
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2021
BlackRock Annual Report to Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on March 1, 2021 and held through August 31, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(03/01/21)
Ending
Account Value
(08/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(03/01/21)
Ending
Account Value
(08/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,016.40 $ 3.51 $ 1,000.00 $ 1,021.73 $ 3.52 0.69%
Investor A ................................ 1,000.00 1,015.20 4.67 1,000.00 1,020.57 4.69 0.92
Investor C ................................ 1,000.00 1,011.30 8.57 1,000.00 1,016.69 8.59 1.69
Class K .................................. 1,000.00 1,015.80 3.05 1,000.00 1,022.18 3.06 0.60
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
August 31, 2021
Security
Shares
Shares Value
Common Stocks — 0.1%
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(a)(b)
.............. 42,521 $ 6,803
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
........... 541,445 243,650
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(b)
........ 3,981 41,681
Machinery — 0.0%
Ameriforge Group, Inc.
(a)
............... 5,385 8,078
Marine — 0.0%
Projector SA
(a)(b) (c)
.................... 42,521 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
..... 480,539 1,263,818
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.
(a)
............ 7,912 270,828
Professional Services — 0.1%
NMG, Inc.
(a)
........................ 16,173 2,053,971
Software — 0.0%
Avaya Holdings Corp.
(a)
................ 277 5,588
Total Common Stocks — 0.1%
(Cost: $14,731,145) ............................... 3,894,417
Par (000)
Par (000)
Corporate Bonds — 0.4%
Beverages — 0.0%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(d)
USD 1,909 1,889,395
Chemicals — 0.0%
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
.... 168 185,640
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 5.88%, 06/30/29
(d)
...... 4,312 4,414,411
Distributors — 0.1%
Wolverine Escrow LLC, 9.00%, 11/15/26
(d)
... 2,697 2,589,120
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.10%, 10/10/19
(a)(b)(e)(f)
............. 8,430 —
Energy Equipment & Services — 0.1%
Pioneer Energy Services Corp.
(b)(d)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(f)
.................... 1,562 1,729,718
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(g)(h)
................... 1,167 898,525
2,628,243
Machinery — 0.0%
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(d)(h)
........ 1,979 2,117,530
Media — 0.1%
Liberty Broadband Corp., 2.75%, 09/30/50
(d)(g)
2,547 2,825,203
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(d)(f)(h)
.......... 1,006 912,809
Total Corporate Bonds — 0.4%
(Cost: $16,580,553) ............................... 17,562,351
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests — 92.5%
Aerospace & Defense — 1.9%
(f)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. USD 31,784 $ 31,854,941
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 6,465 6,478,971
Bleriot US Bidco , Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 4.15%
,
 10/30/26 ..... 2,697 2,692,350
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 04/06/26 .................. 10,183 9,900,951
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 04/06/26 .................. 5,475 5,323,092
Lonza Group AG, Facility Term Loan B, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 07/03/28
(c)
4,708 4,708,000
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 4,025 4,077,922
TransDigm , Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 12/09/25 ...... 10,820 10,641,928
TransDigm , Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 08/22/24 ...... 1,801 1,775,584
77,453,739
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(f)
................. 2,422 2,423,526
Airlines — 1.7%
(f)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 5.50%
,
 04/20/28 . 8,618 8,868,439
Air Canada, Term Loan, 08/11/28
(c)( i )
....... 15,717 15,691,197
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.83%
,
 01/29/27 . 1,004 942,058
American Airlines, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 12/15/23 . 13,393 13,050,283
Kestrel Bidco , Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26
(c)
...... 9,638 9,296,307
United AirLines , Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . 20,066 20,086,177
67,934,461
Auto Components — 1.5%
(f)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.58%
,
 04/10/28 ...... 3,892 3,881,453
Clarios Global LP, 1st Lien Term Loan:
(EURIBOR 1 Month + 3.25%),
3.25%, 04/30/26 ................ EUR 1,934 2,263,328
 04/30/26
(c)( i )
..................... USD 31,643 31,273,731
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ...... 9,455 9,410,390
Wand Newco 3, Inc., 1st Lien Term Loan B1,
02/05/26
( i )
....................... 16,239 16,038,563
62,867,465
Automobiles — 0.4%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.33%
,
 01/01/38
(f)
...... 17,496 17,443,847

2021
BlackRock Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
August 31, 2021
Security
Par (000)
Par (000) Value
Building Products — 1.7%
(f)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 .................. USD 6,006 $ 5,991,177
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 1,930 1,921,976
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 .. 18,681 18,593,714
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 7,463 7,445,443
Jeld-Wen , Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 07/28/28 ...... 6,926 6,915,611
LSF10 XL Bidco SCA, Facility Term Loan
B4, (EURIBOR 3 Month + 4.25%),
4.25%
,
 04/12/28 .................. EUR 2,000 2,359,044
MI Windows & Doors LLC, Term Loan,
12/18/27
( i )
....................... USD 5,983 5,993,886
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... 21,014 20,956,575
70,177,426
Capital Markets — 2.0%
(f)
Azalea TopCo , Inc., 1st Lien Term Loan:
(LIBOR USD 3 Month + 3.50%), 3.58% -
3.63%, 07/24/26 ................ 11,101 10,978,424
(LIBOR USD 3 Month + 3.75%),
4.50%, 07/24/26 ................ 3,338 3,337,801
FinCo I LLC, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 2.58%
,
 06/27/25 ........... 2,221 2,203,862
Focus Financial Partners LLC, Delayed Draw
Term Loan, 06/30/28
( i )
............... 1,507 1,495,017
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 .................. 6,531 6,478,409
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.33%
,
 04/12/24
(b)
.... 3,394 3,381,526
ION Trading Finance Ltd, Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.92%
,
 04/01/28
(c)
3,428 3,427,143
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 03/09/27 . 52,467 51,754,407
83,056,589
Chemicals — 2.9%
(f)
Allnex & Cy SCA, Term Loan B1, (EURIBOR 1
Month + 3.25%), 3.25%
,
 09/13/23 ...... EUR 1,929 2,268,690
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28
(c)
........... USD 14,911 14,844,795
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 .................. 2,613 2,615,096
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 10,521 10,657,567
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.90%
,
 06/01/24 ............ 5,544 5,508,267
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 .................. 2,611 2,604,926
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 06/09/28 .................. 8,446 8,429,446
Element Solutions, Inc., Term Loan, 01/31/26
( i )
10,849 10,821,878
Security
Par (000)
Par (000) Value
Chemicals (continued)
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. USD 210 $ 208,567
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 03/28/25 . 2,646 2,634,321
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.83%
,
 03/30/26
(c)
1,773 1,767,849
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 11/07/24 .................. 5,638 5,628,918
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 06/30/27 .................. 5,353 5,320,205
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.65%
,
 01/01/38 .................. 8,526 8,451,003
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 05/15/24 ............ 13,034 12,985,222
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 10/01/25
(c)
.... 876 865,783
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.38%
,
 10/14/24 .................. 4,444 4,422,208
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 .................. 5,251 5,256,263
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 08/02/28 .................. 5,847 5,843,375
WR Grace & Co., Term Loan, (LIBOR USD 3
Month + 2.00%), 2.15%
,
 06/01/28 ...... 4,595 4,563,432
WR Grace Holdings LLC, Term Loan B,
08/11/28
( i )
....................... 3,016 3,021,037
118,718,848
Commercial Services & Supplies — 3.4%
(f)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 .................. 18,735 18,726,783
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
2.58%
,
 04/06/28 .................. 4,993 4,958,531
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.83%
,
 09/07/27 . 8,760 8,695,211
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 30,951 30,516,542
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.08%
,
 09/06/24 ...... 9,961 9,894,585
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 05/09/25 ..... 2,134 2,121,528
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25
(c)
869 869,647
Harland Clarke Holdings Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 11/03/23 .................. 1,450 1,362,585
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26 .................. 3,492 3,430,637
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 4,270 4,261,038

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
August 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Recycle and Resource US LLC, 1st Lien Term
Loan, 07/14/28
(b) (c)( i )
................ USD 2,513 $ 2,503,576
Tempo Acquisition LLC, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.83%, 05/01/24 ................ 465 464,123
(LIBOR USD 1 Month + 3.25%),
3.75%, 11/02/26 ................ 36,229 36,221,046
 08/31/28
( i )
...................... 2,856 2,854,801
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 5,309 5,313,898
Viad Corp., Term Loan, (LIBOR USD 3 Month +
5.00%), 5.50%
,
 07/30/28
(b)
........... 4,751 4,679,735
136,874,266
Construction & Engineering — 0.8%
(f)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.09%
,
 01/21/28 ............ 7,546 7,508,856
SRS Distribution, Inc., Term Loan, 06/02/28
( i )
. 24,541 24,448,971
31,957,827
Construction Materials — 1.0%
(f)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.08%
,
 01/15/27 ............ 10,689 10,593,206
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 4,158 4,153,778
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 6,374 6,311,457
Standard Industries, Inc., Term Loan B,
08/06/28
( i )
....................... 14,465 14,418,567
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 2 Month + 3.00%), 3.10% -
3.13%
,
 05/29/26
(b)
................. 3,985 3,954,836
39,431,844
Containers & Packaging — 1.9%
(f)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 .................. 26,842 26,837,565
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 9,861 9,797,309
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.75%),
5.25%
,
 02/12/26
(c)
................. 5,611 5,602,185
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/03/24 .................. 16,439 15,997,289
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 02/05/26 . 5,398 5,358,740
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 07/31/26 . 3,255 3,249,327
Tekni-Plex , Inc., Delayed Draw Term Loan,
07/29/28
( i )
....................... 1,019 1,017,897
Tekni-Plex , Inc., Term Loan, 07/29/28
( i )
..... 7,182 7,176,170
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27 ...... 2,847 2,839,578
77,876,060
Distributors — 0.1%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 10/28/27
(f)
. 1,960 1,957,842
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 2.1%
(f)
2U, Inc., Term Loan, (LIBOR USD 6 Month +
5.75%), 6.50%
,
 12/30/24 ............ USD 2,894 $ 2,908,470
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 .................. 5,107 5,038,374
Frontdoor , Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 06/17/28 ...... 3,721 3,702,395
Midas Intermediate Holdco II LLC, Term Loan,
12/22/25
( i )
....................... 20,204 19,550,540
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 8,310 8,808,600
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 5,514 5,421,298
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.58% -
5.65%
,
 08/04/25
(b)
................. 5,276 4,959,675
Sotheby's, Term Loan, (LIBOR USD 2 Month +
4.50%), 5.00%
,
 01/15/27 ............ 6,026 6,038,689
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 30,321 30,346,344
86,774,385
Diversified Financial Services — 8.5%
(f)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.58%
,
 07/31/26 .................. 11,847 11,838,865
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(b)
5,470 5,456,062
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.44%
,
 10/30/26 ...... 5,151 5,111,936
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 14,637 14,618,643
Cogeco Communications Finance LP, Term
Loan B, 09/01/28
( i )
................. 17,717 17,632,844
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26
(c)
.... 31,535 31,501,929
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 31,005 31,019,804
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 .................. 7,790 7,965,275
FleetCor Technologies Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 04/28/28 .................. 8,781 8,733,934
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 28,434 28,504,610
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 07/11/25 .................. 9,575 9,391,857
LBM Acquisition LLC, 1st Lien Term Loan:
 12/17/27
( i )
...................... 17,453 17,187,330
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
( i )
............... 5,031 4,954,474
Lealand Finance Co. BV, Term Loan, 06/28/24
(b)
( i )
............................. 178 106,752
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 1.00%), 1.08%
,
 06/30/25 . 1,259 552,969
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 .. 3,929 3,926,198

2021
BlackRock Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
August 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 2 Month + 3.50%),
4.00%
,
 08/02/28 .................. USD 13,872 $ 13,800,143
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 2 Month + 6.50%),
7.00%
,
 08/02/29
(b)
................. 6,964 6,894,360
Proofpoint Project Pudding, 1st Lien Term Loan,
08/31/28
( i )
....................... 26,528 26,358,486
Proofpoint Project Pudding, 2nd Lien Term
Loan, 08/31/29
( i )
.................. 3,665 3,715,394
RealPage , Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 7.25%
,
 04/23/29 . 2,585 2,633,608
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 .................. 4,762 4,750,160
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.58% -
2.63%
,
 01/23/25 .................. 8,871 8,327,849
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 07/30/25 .................. 11,999 11,499,054
Travelport Finance SARL, 1st Lien Term Loan,
05/29/26
(c)( i )
...................... 9,963 8,325,001
Travelport Finance SARL, Term Loan, (LIBOR
USD 3 Month + 1.50%), 2.50%
,
 02/28/25 . 5,293 5,392,575
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 01/31/29 .................. 2,739 2,722,374
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 .................. 8,803 8,760,832
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 12/20/24 . 5,086 5,054,769
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.08%
,
 02/28/27 ...... 23,122 22,948,911
White Cap Buyer LLC, Term Loan, 10/19/27
( i )
. 7,977 7,978,464
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 04/30/28
(c)
................. 9,309 9,206,880
346,872,342
Diversified Telecommunication Services — 1.8%
(f)
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%),
2.88%, 07/15/25 ................ 4,226 4,142,930
(LIBOR USD 3 Month + 2.75%),
2.90%, 01/31/26 ................ 8,971 8,793,934
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.12%
,
 08/14/26
(c)
.... 8,436 8,403,986
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 1,961 1,957,258
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 3,001 3,000,422
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 3.00%),
3.25%
,
 05/15/26 .................. EUR 1,222 1,440,224
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 .................. USD 8,501 8,484,870
GCI Holdings LLC, Term Loan B, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 10/15/25 ..... 4,078 4,071,372
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 .. 9,787 9,765,881
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
MTN Infrastructure TopCo , Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 .................. USD 7,640 $ 7,623,736
Numericable US LLC, Term Loan B, (LIBOR
USD 3 Month + 3.69%), 3.81%
,
 01/31/26
(c)
4,416 4,373,411
TDC A/S, Facility Term Loan B3, (EURIBOR 6
Month + 3.00%), 3.00%
,
 06/04/25 ...... EUR 2,458 2,881,076
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 01/31/29 .................. USD 6,333 6,320,144
Vocus Group Ltd., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/20/28
(c)
3,846 3,836,385
75,095,629
Electric Utilities — 0.1%
(f)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.08%
,
 01/15/25 .................. 3,129 3,078,565
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.83%
,
 12/13/25 . 1,535 1,455,790
4,534,355
Electrical Equipment — 0.2%
(f)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28
(b)
................. 4,259 4,216,410
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 . 2,465 2,464,079
6,680,489
Entertainment — 1.5%
(f)
City Football Group Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 07/21/28
(b) (c)
8,751 8,696,306
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 9,626 9,475,702
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 10,049 9,764,251
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.83%
,
 03/13/28 . 12,755 12,701,461
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 05/30/25 .................. 312 307,601
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.84%
,
 05/18/25 ...... 19,147 18,605,838
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.21%
,
 01/20/28 . 2,782 2,746,670
62,297,829
Equity Real Estate Investment Trusts (REITs) — 0.1%
(f)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.83%
,
 08/21/25 .................. 3,399 3,359,773
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 05/11/24 .. 2,414 2,379,276
5,739,049
Food & Staples Retailing — 0.7%
(f)
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 05/23/25 . 11,466 11,401,739
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.83%
,
 06/27/23 ...... 10,479 10,352,235

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
August 31, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.08%
,
 09/13/26 ...... USD 7,854 $ 7,690,194
29,444,168
Food Products — 3.3%
(f)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 11/19/26
(c)
................. 9,959 9,780,285
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 10/01/25 .................. 9,445 9,181,106
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 03/11/25 .................. 4,485 4,395,279
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.58%
,
 10/10/26 ...... 1,359 1,357,353
Chobani LLC, Term Loan, 10/25/27
( i )
....... 20,000 20,012,625
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.33%
,
 01/29/27
(c)
................. 33,745 33,206,402
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 2,786 2,768,974
JBS SA, Term Loan, (LIBOR USD 1 Month +
2.00%), 2.08%
,
 05/01/26 ............ 1,172 1,164,437
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.37%
,
 05/15/24 .................. 4,987 4,942,177
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 06/08/28 .................. 4,885 4,891,464
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 03/31/28 .................. 29,846 29,625,438
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 01/20/28 .................. 12,058 12,000,766
133,326,306
Health Care Equipment & Supplies — 0.6%
(f)
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ...... 3,502 3,497,622
Ortho-Clinical Diagnostics, Inc., Term Loan:
(LIBOR USD 1 Month + 3.00%),
3.09%, 06/30/25
(c)
............... 10,903 10,887,475
(EURIBOR 3 Month + 3.50%),
3.50%, 06/30/25 ................ EUR 2,854 3,361,911
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. USD 6,231 6,184,268
23,931,276
Health Care Providers & Services — 2.5%
(f)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 .................. 19,569 19,538,652
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.83%
,
 10/10/25 . 11,929 10,460,324
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 2 Month + 3.75%),
3.86%
,
 02/18/27 .................. 8,710 8,627,641
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 4.65%
,
 03/05/26 . 4,123 3,844,653
HomeVi , Facility Term Loan B1, (EURIBOR 3
Month + 3.25%), 3.25%
,
 10/31/26 ...... EUR 2,000 2,339,656
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.83%
,
 08/06/26 . USD 27,512 $ 27,449,747
Orbcomm , Inc., 1st Lien Term Loan, 06/17/28
( i )
3,814 3,814,000
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. 3,177 3,171,528
Unified Womens Healthcare LP, 1st Lien Term
Loan, 12/20/27
(b)( i )
................. 10,020 10,019,888
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.00%
,
 01/08/27 .................. 5,985 5,995,119
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 . 7,722 7,747,450
103,008,658
Health Care Technology — 1.4%
(f)
athenahealth , Inc., 1st Lien Term Loan B1,
(LIBOR USD 3 Month + 4.25%), 4.35% -
4.38%
,
 02/11/26 .................. 1,476 1,479,991
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 03/01/24 .................. 7,716 7,697,174
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. 31,861 31,822,683
Verscend Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.00%),
7.50%
,
 04/02/29
(b)
................. 2,893 2,907,465
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 08/27/25 . 11,108 11,083,302
54,990,615
Hotels, Restaurants & Leisure — 3.7%
(f)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 02/02/26 .................. 4,668 4,520,102
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 10/19/24 ..... 3,920 3,922,360
Bally's Corp., Term Loan B, 08/06/28
( i )
...... 7,667 7,649,212
Boyd Gaming Corp., Term Loan B, (LIBOR USD
1 Week + 2.25%), 2.33%
,
 09/15/23 ...... 3,214 3,204,864
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.83%
,
 12/23/24 .................. 13,835 13,710,589
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.58%
,
 07/21/25 .................. 11,144 11,159,259
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 03/17/28 . 3,805 3,762,651
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 . 1,814 1,809,291
Dorna Sports SL, Facility Term Loan
B2, (EURIBOR 6 Month + 3.00%),
3.00%
,
 05/03/24 .................. EUR 1,913 2,238,504
Flutter Entertainment plc, Term Loan, (LIBOR
USD 2 Month + 2.25%), 2.37%
,
 07/21/26
(c)
USD 6,592 6,552,844
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.08%
,
 11/30/23 .................. 4,174 4,141,539
Gateway Casinos & Entertainment Ltd., Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 12/01/23
(c)
................. 674 672,221

2021
BlackRock Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
August 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(b)
................ USD 740 $ 798,745
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 7,078 7,027,970
IRB Holding Corp., Term Loan, 12/15/27
( i )
... 8,841 8,830,079
IRB Holding Corp., Term Loan B, 02/05/25
( i )
.. 16,147 16,081,343
Packers Holdings LLC, Term Loan, 03/09/28
( i )
. 16,172 16,013,946
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 1,450 1,392,071
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.83%
,
 08/14/24 .................. 5,305 5,254,608
Silk Bidco AS, Facility Term Loan B, (EURIBOR
6 Month + 4.00%), 4.00%
,
 02/24/25 ..... EUR 2,000 2,180,326
Station Casinos LLC, Facility Term Loan B1,
02/08/27
( i )
....................... USD 9,956 9,803,275
Whatabrands LLC, Term Loan B, 08/03/28
( i )
.. 16,042 15,986,815
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 05/30/25 .................. 1,872 1,851,104
148,563,718
Household Durables — 0.7%
(f)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 . 18,661 18,641,592
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 4,504 4,373,232
Weber-Stephen Products LLC, Term Loan B,
10/30/27
( i )
....................... 6,589 6,587,692
29,602,516
Household Products — 0.2%
(f)
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 08/04/28 . 5,788 5,745,806
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28 . 2,407 2,396,449
8,142,255
Independent Power and Renewable Electricity Producers
— 0.4%
(f)
Calpine Corp., Term Loan:
(LIBOR USD 1 Month + 2.00%),
2.09%, 04/05/26 ................ 4,695 4,614,241
(LIBOR USD 1 Month + 2.00%),
2.08%, 08/12/26 ................ 4,111 4,039,677
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.50%
,
 12/15/27 . 8,733 8,703,271
17,357,189
Industrial Conglomerates — 0.4%
(f)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.08%
,
 03/31/25 ..... 11,600 11,485,745
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 . 2,383 2,383,389
Stitch Acquisition Corp., Term Loan B,
07/28/28
( i )
....................... 3,505 3,277,175
17,146,309
Insurance — 3.9%
(f)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.33%, 05/09/25 ................ 25,060 24,777,470
(LIBOR USD 1 Month + 3.75%),
4.25%, 11/05/27 ................ 7,431 7,430,477
Security
Par (000)
Par (000) Value
Insurance (continued)
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 ..... USD 14,050 $ 13,907,519
AssuredPartners , Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.58%, 02/12/27 ................ 8,889 8,799,350
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ................ 4,235 4,224,175
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.33%
,
 01/31/28 . 9,350 9,299,810
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.33%
,
 01/20/29 . 8,540 8,492,005
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.21%
,
 11/03/23 ....... 4,541 4,490,594
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.33%
,
 12/23/26 ...... 15,651 15,340,367
Hub International Ltd., Term Loan, (LIBOR USD
2 Month + 2.75%), 2.86% - 2.88%
,
 04/25/25 19,114 18,886,170
Hub International Ltd., Term Loan B3, (LIBOR
USD 2 Month + 3.25%), 4.00%
,
 04/25/25 . 3,247 3,243,015
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 8,027 8,007,294
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.33%, 12/31/25 ................ 9,172 9,053,044
(LIBOR USD 1 Month + 3.75%),
3.83%, 09/03/26 ................ 3,192 3,171,166
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 1,748 1,748,742
USI, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%),
3.15%, 05/16/24 ................ 16,947 16,790,047
(LIBOR USD 3 Month + 3.25%),
3.40%, 12/02/26 ................ 897 887,247
158,548,492
Interactive Media & Services — 3.1%
(f)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 5,494 5,490,403
Adevinta ASA, Facility Term Loan B2, 06/26/28
( i )
12,936 12,913,669
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 8,782 8,694,051
Camelot US Acquisition 1 Co., Term Loan:
(LIBOR USD 1 Month + 3.00%),
3.08%, 10/30/26 ................ 22,896 22,769,984
(LIBOR USD 1 Month + 3.00%),
4.00%, 10/30/26 ................ 33,714 33,714,351
GoodRx , Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.83%
,
 10/10/25 ..... 9,496 9,446,644
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26
(c)
..... 30,997 31,204,151
124,233,253
Internet & Direct Marketing Retail — 0.5%
(f)
CNT Holding I Corp., 1st Lien Term Loan,
11/08/27
( i )
....................... 17,126 17,107,068
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27
(b)
.......... 1,481 1,473,595
18,580,663

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
August 31, 2021
Security
Par (000)
Par (000) Value
IT Services — 2.9%
(f)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 09/19/24 .................. USD 5,886 $ 5,875,790
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 .................. 2,748 2,776,964
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 3,909 3,907,738
CoreLogic , Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 7.00%
,
 06/04/29 . 4,743 4,802,287
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 7,322 7,523,355
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 3,784 3,777,674
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.38%
,
 08/01/25 .................. 3,080 2,779,045
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.08%
,
 08/10/27 .................. 7,023 6,955,289
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.75%
,
 05/23/25 .................. 3,654 3,653,525
Maximus, Inc., Term Loan B, (LIBOR USD 3
Month + 2.00%), 2.50%
,
 05/28/28 ...... 5,640 5,628,269
Mitchell International, Inc., 1st Lien Term Loan,
11/29/24
( i )
....................... 2,940 2,906,606
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 12/01/25 .................. 3,187 3,181,783
Mitchell International, Inc., Facility 1st Lien Term
Loan, 11/29/24
( i )
.................. 7,037 7,037,236
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.58%
,
 02/12/27 ............ 11,592 11,224,656
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 9.00%
,
 10/09/28 ...... 2,000 2,045,000
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 17,478 17,518,202
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 04/16/25 .................. 3,372 3,318,233
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 5,274 5,275,856
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.83%
,
 11/16/26 ..... 6,114 6,050,129
Virtusa Corp., Term Loan, (LIBOR USD 1 Month
+ 4.00%), 4.75%
,
 02/11/28 ........... 3,450 3,462,222
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.33%
,
 03/31/28 ........... 5,273 5,221,534
Zephyr Bidco Ltd., Facility 1st Lien Term
Loan B1, (LIBOR GBP 1 Month + 4.75%),
4.80%
,
 07/23/25 .................. GBP 2,000 2,732,514
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 02/02/26 . USD 1,181 1,180,268
118,834,175
Life Sciences Tools & Services — 2.5%
(f)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 .. 7,782 7,758,960
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 .. 6,673 6,665,123
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. USD 6,333 $ 6,333,275
eResearchTechnology , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 19,209 19,263,281
ICON plc, Term Loan:
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28
(c)
............... 17,619 17,600,403
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ................ 4,390 4,384,853
Maravai Intermediate Holdings LLC, Term Loan,
10/19/27
( i )
....................... 7,983 7,998,106
Parexel International Corp., Term Loan,
08/11/28
( i )
....................... 12,256 12,249,872
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.50%
,
 01/13/28 ............ 17,517 17,460,868
99,714,741
Machinery — 3.0%
(f)
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.40%
,
 05/18/24 ..... 6,654 6,603,018
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 05/14/28
(b)
2,104 2,101,370
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 ..... 9,927 9,876,203
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 03/01/27 .................. 6,997 6,871,143
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ...... 28,145 27,951,644
Terex Corp., Term Loan, 01/31/24
( i )
........ 2,800 2,787,920
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25 ..... 36,985 36,156,957
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
4.00%
,
 07/30/27
(c)
................. 8,725 8,713,859
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.85%
,
 03/02/27 ..... 19,259 19,126,896
120,189,010
Media — 4.8%
Ascend Learning LLC, Term Loan, 07/12/24
(f)( i )
5,487 5,479,441
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.50%
,
 03/03/25
(f)
................. 15,137 13,102,295
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(j)
................. 4,315 5,048,198
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.08%
,
 05/03/28
(f)
...... 840 837,900
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/30/25
(f)
................. 7,514 7,485,812
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.61% - 3.63%
,
 08/21/26
(f)
............ 34,448 33,611,599
CSC Holdings LLC, Term Loan
(f)
:
(LIBOR USD 1 Month + 2.25%),
2.35%, 07/17/25 ................ 8,181 8,055,368
(LIBOR USD 1 Month + 2.50%),
2.60%, 04/15/27 ................ 12,445 12,277,873
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.75%
,
 08/02/27
(f)
. 18,270 18,259,162

2021
BlackRock Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
August 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(f)
................. USD 4,374 $ 4,368,552
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(f)
. 3,000 2,994,831
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.35%
,
 02/07/24
(f)
. 5,365 5,345,141
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(f)
................. 538 540,635
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(c)(f)
................ 1,555 1,577,361
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(f)
................. 11,008 10,463,408
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.33%
,
 03/24/25
(f)
................. 9,338 9,227,931
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 09/18/26
(f)
................. 2,563 2,549,197
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(f)
. 12,378 12,344,706
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 04/01/28
(f)
................. 1,876 1,857,947
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 12/17/26
(f)
................. 5,699 5,662,182
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(b)(f)
... 16,414 16,372,845
Trader Interactive LLC, Term Loan, 07/28/28
(b)(f)
( i )
............................. 3,237 3,228,908
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 01/31/28
(f)
................. 5,254 5,194,688
Xplornet Communications, Inc., Term Loan,
12/31/28
(f)( i )
...................... 9,413 9,392,573
195,278,553
Metals & Mining — 0.8%
(f)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.62%
,
 07/31/25 .................. 6,446 6,395,760
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 26,993 24,676,278
31,072,038
Oil, Gas & Consumable Fuels — 0.1%
Murphy USA, Inc., Term Loan B, (LIBOR USD 1
Month + 1.75%), 2.25%
,
 01/31/28
(f)
...... 2,506 2,508,852
Personal Products — 1.1%
(f)
Organon & Co., Term Loan, 06/02/28
( i )
...... 10,169 10,198,693
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26
(c)
................. 34,621 34,638,056
44,836,749
Security
Par (000)
Par (000) Value
Pharmaceuticals — 1.7%
(f)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. USD 14,035 $ 13,802,137
Bausch Health Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 06/02/25 . 12,023 11,976,170
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 08/01/27 . 7,070 6,942,444
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.08%
,
 11/15/27 .................. 7,271 7,169,148
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28
(c)
13,438 13,438,000
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
( i )
............... 1,252 1,243,736
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 .................. 12,382 12,304,978
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28 . 2,628 2,615,806
69,492,419
Professional Services — 2.1%
(f)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... 12,783 12,701,418
CoreLogic , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 06/02/28 . 20,757 20,659,650
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/06/26 .................. 50,919 50,506,004
83,867,072
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(f)
...... 163 162,070
Road & Rail — 0.6%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.58%
,
 02/25/27
(f)
. 26,242 26,150,582
Software — 11.9%
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(f)( i )
...................... 21,526 21,533,436
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.83%
,
 10/02/25
(f)
. 14,138 14,039,793
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(f)
. 16,573 16,531,886
Cloudera, Inc., 2nd Lien Term Loan, 08/10/29
(b)
(f)( i )
............................ 8,422 8,400,945
Cloudera, Inc., Term Loan
(f)( i )
:
 12/22/27 ....................... 13,963 13,948,055
 07/08/28 ....................... 26,153 25,989,544
Cornerstone OnDemand , Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/22/27
(f)
................. 3,014 3,009,477
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27
(f)
. 22,600 22,608,494
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28
(f)
. 2,084 2,097,900
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 2
Month + 4.75%), 5.75%
,
 09/29/23
(f)
...... 8,018 7,786,249
E2open LLC, Term Loan, 02/04/28
(f)( i )
...... 1,428 1,422,621
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(f)
................. 41,214 41,282,826

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
August 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28
(f)
................. USD 9,530 $ 9,484,960
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(j)
................. 7,971 8,114,478
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.33%
,
 02/25/27
(f)
...... 34,050 33,813,824
Magenta Buyer LLC, 1st Lien Term Loan,
07/27/28
(f)( i )
...................... 31,112 31,014,930
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(f)( i )
...................... 15,053 14,996,551
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.83%
,
 09/30/24
(f)
...... 7,490 7,489,420
MH Sub I LLC, 1st Lien Term Loan
(f)
:
(LIBOR USD 1 Month + 3.50%),
3.58%, 09/13/24 ................ 31,194 30,995,795
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 12,483 12,496,076
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29
(f)
. 8,174 8,289,826
Netsmart , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(f)
. 7,069 7,077,668
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(f)
................. 12,052 12,067,451
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.09%
,
 04/26/24
(f)
................. 6,504 6,498,526
RealPage , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28
(f)
. 55,777 55,421,907
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 08/01/25
(f)
................. 24,025 23,808,926
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 04/16/25
(f)
................. 2,596 2,554,772
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.25%
,
 03/03/28
(f)
................. 8,670 8,740,073
UKG, Inc., 1st Lien Term Loan
(f)
:
(LIBOR USD 1 Month + 3.75%),
3.83%, 05/04/26 ................ 8,071 8,072,425
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 19,486 19,486,015
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(f)
...... 6,939 7,038,783
486,113,632
Specialty Retail — 2.3%
(f)
CD&R Firefly Bidco Ltd., Facility Term Loan
B1, (LIBOR GBP 1 Month + 4.75%),
4.91%
,
 06/23/25 .................. GBP 2,000 2,737,684
EG Group Ltd., Facility Term Loan:
(LIBOR USD 3 Month + 4.00%),
4.15%, 02/07/25
(c)
............... USD 6,064 6,019,661
 03/31/26
( i )
...................... 5,218 5,202,695
EG Group Ltd., Facility Term Loan B, (LIBOR
USD 3 Month + 4.00%), 4.15%
,
 02/07/25
(c)
2,951 2,929,831
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ............ 18,243 18,232,784
MED ParentCo . LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.33%
,
 08/31/26 . 9,036 8,998,134
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Optiv , Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... USD 14,020 $ 13,764,548
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 33,379 33,406,905
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 .................. 1,772 1,771,560
93,063,802
Technology Hardware, Storage & Peripherals — 0.2%
(f)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.08%
,
 07/23/26 .................. 5,465 5,178,278
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/29/23 . 1,318 1,317,155
6,495,433
Trading Companies & Distributors — 1.4%
(f)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.33%
,
 05/19/28 .................. 7,527 7,469,054
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 07/27/28 ...... 34,933 34,554,338
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(b)
3,796 3,719,667
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 12,403 10,899,409
56,642,468
Transportation Infrastructure — 0.3%
(f)
First Student Bidco , Inc., Term Loan B, (LIBOR
USD 2 Month + 3.00%), 3.50%
,
 07/21/28 . 6,352 6,300,579
First Student Bidco , Inc., Term Loan C, (LIBOR
USD 2 Month + 3.00%), 3.50%
,
 07/21/28 . 2,345 2,325,717
KKR Apple Bidco LLC, 2nd Lien Term Loan,
07/13/29
(b)( i )
...................... 1,325 1,341,562
KKR Apple Bidco LLC, Term Loan, 07/14/28
( i )
. 3,251 3,238,809
13,206,667
Wireless Telecommunication Services — 1.7%
(f)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24 .................. 14,194 13,644,333
Gogo Inc., Term Loan B, (LIBOR USD 3 Month
+ 3.75%), 4.50%
,
 04/30/28 ........... 5,324 5,317,528
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 3,311 3,305,284
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 32,366 32,359,471
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29
(b)
9,692 9,692,000
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/11/25 .. 6,383 6,318,245
70,636,861
Total Floating Rate Loan Interests — 92.5%
(Cost: $3,755,300,845) ............................ 3,761,308,360
Shares
Shares
Investment Companies — 3.6%
Energy Select Sector SPDR Fund ........ 34,475 1,668,590
Industrial Select Sector SPDR Fund ....... 7,700 804,727
Invesco Senior Loan ETF .............. 5,020,500 111,153,870

2021
BlackRock Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
August 31, 2021
Security
Shares
Shares Value
Investment Companies (continued)
SPDR Bloomberg Barclays High Yield Bond
ETF
(k)
......................... 295,000 $ 32,450,000
Total Investment Companies — 3.6%
(Cost: $145,925,354) .............................. 146,077,187
Beneficial Interest
(000)
Other Interests — 0.0%
(l)
Capital Markets — 0.0%
Millennium Lender Claim
(b)
.............. USD 15,011 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Shares
Shares
Preferred Stocks — 0.0%
Capital Markets — 0.0%
Verscend Intermediate Holding Corp.
(Preference)
(b)
.................... 1,494 1,623,904
Total Preferred Stocks — 0.0%
(Cost: $1,464,120) ............................... 1,623,904
Security
Shares
Shares Value
Warrants — 0.0%
Energy Equipment & Services — 0.0%
Afglobal UK Ltd. (Issued/exercisable 08/30/17,
1 share for 1 warrant, Expires 06/08/22,
Strike Price USD 1.00)
(a)
............. 17,095 $ —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(a)
..... 3,901 29,648
Total Warrants — 0.0% .............................. 29,648
Total Long-Term Investments — 96.6%
(Cost: $3,934,002,017) ............................ 3,930,495,867
Short-Term Securities — 9.3%
(m)(n)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 343,870,632 343,870,632
SL Liquidity Series, LLC, Money Market Series,
0.13%
(o)
........................ 32,663,015 32,672,813
Total Short-Term Securities — 9.3%
(Cost: $376,543,445) .............................. 376,543,445
Total Options Purchased — 0.0%
(Cost: $148,654) ................................. 19,000
Total Investments — 105.9%
(Cost: $4,310,694,116 ) ............................ 4,307,058,312
Liabilities in Excess of Other Assets — (5.9)% ............. (238,212,455)
Net Assets — 100.0% ............................... $ 4,068,845,857
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Convertible security.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)
Fixed rate.
(k)
All or a portion of this security is on loan.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Affiliate of the Fund.
(n)
Annualized 7-day yield as of period end.
(o)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Floating Rate Income Portfolio
Schedule of Investments

Schedule of Investments
(continued)
August 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
08/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/21
Shares
Held at
08/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 126,307,725 $ 217,562,907 $ — $ — $ — $ 343,870,632 343,870,632 $ 56,637 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 32,677,693 — (4,880) — 32,672,813 32,663,015 164,123
(b)
—
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... — 31,183,912 (31,236,809) 52,897 — — — — —
$ 48,017 $ — $ 376,543,445 $ 220,760 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

Schedule of Investments
(continued)
August 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 20,536,273 EUR 16,941,000 BNP Paribas SA 09/15/21 $ 527,994
USD 5,275,841 GBP 3,733,000 BNP Paribas SA 09/15/21 143,355
$ 671,349
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares Russell 2000 ETF ...................... 1,000 09/17/21 USD 240.00 USD 22,592 $ 19,000
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.36.V1 ..... 5.00 % Quarterly 06/20/26 NR USD 114,950 $ 12,477,820 $ 9,167,081 $ 3,310,739
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 9,167,081 $ — $ 3,310,739 $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 671,349 $ — $ — $ 671,349
Options purchased
Investments at value — unaffiliated
(a)
........... — — 19,000 — — — 19,000
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(b)
. — 3,310,739 — — — — 3,310,739
$ — $ 3,310,739 $ 19,000 $ 671,349 $ — $ — $ 4,001,088
(a)
Includes options purchased at value as reported in the Schedule of Investments.
(b)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

BlackRock Floating Rate Income Portfolio
Schedule of Investments

Schedule of Investments
(continued)
August 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended August 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts .... $ — $ — $ — $ (876,787) $ — $ — $ (876,787)
Swaps .............................. — 9,423,858 — — — — 9,423,858
$ — $ 9,423,858 $ — $ (876,787) $ — $ — $ 8,547,071
Net Change in Unrealized Appreciation
(Depreciation) on:
Forward foreign currency exchange contracts .... — — — 887,465 — — 887,465
Options purchased
(a)
.................... — — (129,654) — — — (129,654)
Swaps .............................. — 684,922 — — — — 684,922
$ — $ 684,922 $ (129,654) $ 887,465 $ — $ — $ 1,442,733
(a)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... $ 36,983,692
Average amounts sold — in USD ........................................................................................ 9,159,025
Options:
Average value of option contracts purchased ................................................................................ 4,750
Credit default swaps:
Average notional value — sell protection ................................................................................... 101,200,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Derivative Financial Instruments $ —
Forward foreign currency exchange contracts ................................................................................ $ 671,349
Options
(a)
........................................................................................................ 19,000
Swaps — Centrally cleared ............................................................................................ 40,790
Total derivative assets and liabilities in the Statement of Assets and Liabilities ............................................................
$ 731,139
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
(59,790)
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 671,349
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)
BNP Paribas SA ................................. $ 671,349 $ — $ — $ — $ 671,349
(a)
Net amount represents the net amount receivable from the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

Schedule of Investments
(continued)
August 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Commercial Services & Supplies ............................. $ — $ — $ 6,803 $ 6,803
Construction & Engineering ................................ 243,650 — — 243,650
Energy Equipment & Services .............................. — — 41,681 41,681
Machinery ............................................ — 8,078 — 8,078
Marine .............................................. — — — —
Media ............................................... 1,263,818 — — 1,263,818
Oil, Gas & Consumable Fuels ............................... 270,828 — — 270,828
Professional Services .................................... — 2,053,971 — 2,053,971
Software ............................................. 5,588 — — 5,588
Corporate Bonds:
Beverages ........................................... — 1,889,395 — 1,889,395
Chemicals ............................................ — 185,640 — 185,640
Commercial Services & Supplies ............................. — 4,414,411 — 4,414,411
Distributors ........................................... — 2,589,120 — 2,589,120
Electric Utilities ........................................ — — — —
Energy Equipment & Services .............................. — — 2,628,243 2,628,243
Machinery ............................................ — 2,117,530 — 2,117,530
Media ............................................... — 2,825,203 — 2,825,203
Wireless Telecommunication Services ......................... — 912,809 — 912,809
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 77,453,739 — 77,453,739
Air Freight & Logistics .................................... — 2,423,526 — 2,423,526
Airlines .............................................. — 67,934,461 — 67,934,461
Auto Components ...................................... — 62,867,465 — 62,867,465
Automobiles .......................................... — 17,443,847 — 17,443,847
Building Products ....................................... — 70,177,426 — 70,177,426
Capital Markets ........................................ — 79,675,063 3,381,526 83,056,589
Chemicals ............................................ — 118,718,848 — 118,718,848
Commercial Services & Supplies ............................. — 129,690,955 7,183,311 136,874,266
Construction & Engineering ................................ — 31,957,827 — 31,957,827
Construction Materials .................................... — 35,477,008 3,954,836 39,431,844
Containers & Packaging .................................. — 77,876,060 — 77,876,060
Distributors ........................................... — 1,957,842 — 1,957,842
Diversified Consumer Services .............................. — 81,814,710 4,959,675 86,774,385
Diversified Financial Services ............................... — 334,415,168 12,457,174 346,872,342
Diversified Telecommunication Services ........................ — 75,095,629 — 75,095,629
Electric Utilities ........................................ — 4,534,355 — 4,534,355
Electrical Equipment ..................................... — 2,464,079 4,216,410 6,680,489
Entertainment ......................................... — 53,601,523 8,696,306 62,297,829
Equity Real Estate Investment Trusts (REITs) .................... — 5,739,049 — 5,739,049
Food & Staples Retailing .................................. — 29,444,168 — 29,444,168
Food Products ......................................... — 133,326,306 — 133,326,306
Health Care Equipment & Supplies ........................... — 23,931,276 — 23,931,276
Health Care Providers & Services ............................ — 92,988,770 10,019,888 103,008,658
Health Care Technology .................................. — 52,083,150 2,907,465 54,990,615
Hotels, Restaurants & Leisure .............................. — 147,764,973 798,745 148,563,718
Household Durables ..................................... — 29,602,516 — 29,602,516
Household Products ..................................... — 8,142,255 — 8,142,255
Independent Power and Renewable Electricity Producers ............ — 17,357,189 — 17,357,189
Industrial Conglomerates .................................. — 17,146,309 — 17,146,309
Insurance ............................................ — 158,548,492 — 158,548,492
Interactive Media & Services ............................... — 124,233,253 — 124,233,253
Internet & Direct Marketing Retail ............................ — 17,107,068 1,473,595 18,580,663
IT Services ........................................... — 118,834,175 — 118,834,175

BlackRock Floating Rate Income Portfolio
Schedule of Investments

Schedule of Investments
(continued)
August 31, 2021
Level 1 Level 2 Level 3 Total
Life Sciences Tools & Services .............................. $ — $ 99,714,741 $ — $ 99,714,741
Machinery ............................................ — 118,087,640 2,101,370 120,189,010
Media ............................................... — 175,676,800 19,601,753 195,278,553
Metals & Mining ........................................ — 31,072,038 — 31,072,038
Oil, Gas & Consumable Fuels ............................... — 2,508,852 — 2,508,852
Personal Products ...................................... — 44,836,749 — 44,836,749
Pharmaceuticals ....................................... — 69,492,419 — 69,492,419
Professional Services .................................... — 83,867,072 — 83,867,072
Real Estate Management & Development ....................... — 162,070 — 162,070
Road & Rail ........................................... — 26,150,582 — 26,150,582
Software ............................................. — 477,712,687 8,400,945 486,113,632
Specialty Retail ........................................ — 93,063,802 — 93,063,802
Technology Hardware, Storage & Peripherals .................... — 6,495,433 — 6,495,433
Trading Companies & Distributors ............................ — 52,922,801 3,719,667 56,642,468
Transportation Infrastructure ............................... — 11,865,105 1,341,562 13,206,667
Wireless Telecommunication Services ......................... — 60,944,861 9,692,000 70,636,861
Investment Companies .................................... 146,077,187 — — 146,077,187
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — — 1,623,904 1,623,904
Warrants .............................................. 29,648 — — 29,648
Short-Term Securities ....................................... 343,870,632 — — 343,870,632
Options Purchased:
Equity contracts .......................................... 19,000 — — 19,000
$ 491,780,351 $ 3,673,398,289 $ 109,206,859 $ 4,274,385,499
Investments valued at NAV
(a)
...................................... 32,672,813
$ —
$ 4,307,058,312
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 3,310,739 $ — $ 3,310,739
Foreign currency exchange contracts ............................ — 671,349 — 671,349
$ — $ 3,982,088 $ — $ 3,982,088
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Stocks Total
Investments:
Assets:
Opening balance, as of August 31, 2020 .................................................. $ 494,834 $ 1,913,450 $ 73,986,503 $ — $ 76,394,787
Transfers into level 3 .............................................................. — — 2,971,070 — 2,971,070
Transfers out of level 3 ............................................................. — — (8,695,374) — (8,695,374)
Accrued discounts/premiums .......................................................... — 47,117 94,221 — 141,338
Net realized gain (loss) ............................................................. — (109,826) 125,411 — 15,585
Net change in unrealized appreciation (depreciation)
(a)(b)
........................................ (446,350) 821,338 1,425,228 159,784 1,960,000
Purchases ...................................................................... — 98,254 77,933,955 1,464,120 79,496,329
Sales ......................................................................... — (142,090) (42,934,786) — (43,076,876)
Closing balance, as of August 31, 2021 ...................................................
$ 48,484 $ 2,628,243 $ 104,906,228 $ 1,623,904 $ 109,206,859
Net change in unrealized appreciation (depreciation) on investments still held a t August 31, 2021
(b)
............
$ (446,278) $ 689,962 $ 1,168,149 $ 159,784 $ 1,571,617
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities

August 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock
Floating Rate
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 3,930,514,867
Investments, at value — affiliated
(c)
......................................................................................... 376,543,445
Cash ............................................................................................................. 6,904,993
Cash pledged:
Centrally cleared swaps ................................................................................................ 9,192,000
Foreign currency, at value
(d)
.............................................................................................. 451,767
Receivables: –
Investments sold .................................................................................................... 39,830,011
Securities lending income — affiliated ...................................................................................... 29,548
Capital shares sold ................................................................................................... 7,461,247
Dividends — affiliated ................................................................................................. 1,638
Interest — unaffiliated ................................................................................................. 9,828,854
Variation margin on centrally cleared swaps .................................................................................. 40,790
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 671,349
Prepaid expenses ..................................................................................................... 151,031
Total assets .........................................................................................................
4,381,621,540
LIABILITIES
Collateral on securities loaned, at value ....................................................................................... 32,730,854
Payables: –
Investments purchased ................................................................................................ 265,976,179
Administration fees ................................................................................................... 188,230
Capital shares redeemed ............................................................................................... 9,161,234
Income dividend distributions ............................................................................................ 1,455,177
Investment advisory fees .............................................................................................. 1,682,162
Trustees' and Officer's fees ............................................................................................. 21,826
Other affiliate fees ................................................................................................... 13,377
Service and distribution fees ............................................................................................. 104,339
Other accrued expenses ............................................................................................... 1,442,305
Total liabilities ........................................................................................................
312,775,683
NET ASSETS ........................................................................................................
$ 4,068,845,857
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 4,290,137,06 5
Accumulated loss ..................................................................................................... (221,291,20 8 )
NET ASSETS ........................................................................................................
$ 4,068,845,857
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 3,934,150,671
(b)
  Securities loaned, at value .............................................................................................. $ 32,087,000
(c)
  Investments, at cost — affiliated .......................................................................................... $ 376,543,445
(d)
  Foreign currency, at cost ............................................................................................... $ 452,601
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
August 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 2,282,592,309
Shares outstanding .................................................................................................
229,929,457
Net asset value ....................................................................................................
$ 9.93
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 319,888,618
Shares outstanding .................................................................................................
32,230,161
Net asset value ....................................................................................................
$ 9.93
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor C
Net assets ........................................................................................................
$ 36,581,173
Shares outstanding .................................................................................................
3,685,578
Net asset value ....................................................................................................
$ 9.93
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Class K
Net assets ........................................................................................................
$ 1,429,783,757
Shares outstanding .................................................................................................
144,095,460
Net asset value ....................................................................................................
$ 9.92
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Statement of Operations

Year Ended August 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 56,637
Dividends — unaffiliated ............................................................................................... 2,437,803
Interest — unaffiliated ................................................................................................ 129,513,178
Securities lending income — affiliated — net ................................................................................. 164,123
Total investment income .................................................................................................
132,171,741
EXPENSES
Investment advisory .................................................................................................. 15,431,336
Transfer agent — class specific .......................................................................................... 1,751,229
Administration ..................................................................................................... 1,157,025
Service and distribution — class specific .................................................................................... 1,143,539
Administration — class specific .......................................................................................... 611,144
Accounting services .................................................................................................. 474,722
Registration ....................................................................................................... 342,710
Professional ....................................................................................................... 147,475
Custodian ......................................................................................................... 34,139
Trustees and Officer .................................................................................................. 30,759
Miscellaneous ...................................................................................................... 608,211
Total expenses .......................................................................................................
21,732,289
Less: –
Administration fees waived — class specific .................................................................................. (85,945)
Fees waived and/or reimbursed by the Manager ............................................................................... (138,224)
Transfer agent fees waived and/or reimbursed — class specific ..................................................................... (11,562)
Total expenses after fees waived and/or reimbursed ..............................................................................
21,496,558
Net investment income ..................................................................................................
110,675,183
REALIZED AND UNREALIZED GAIN (LOSS) $ 68,246,959
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. 48,017
Investments — unaffiliated ........................................................................................... (10,986,457)
Forward foreign currency exchange contracts ............................................................................... (876,787)
Foreign currency transactions ......................................................................................... 40,372
Swaps ......................................................................................................... 9,423,858
A
(2,350,997)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 69,023,791
Forward foreign currency exchange contracts ............................................................................... 887,465
Foreign currency translations .......................................................................................... (8,234)
Swaps ......................................................................................................... 684,922
Unfunded floating rate loan interests ..................................................................................... 10,012
A
70,597,956
Net realized and unrealized gain ...........................................................................................
68,246,959
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 178,922,142

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Year Ended August 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 110,675,183 $ 120,999,030
Net realized loss .................................................................................. (2,350,997) (111,127,012)
Net change in unrealized appreciation (depreciation) .......................................................... 70,597,956 (29,439,626)
Net increase (decrease) in net assets resulting from operations .....................................................
178,922,142 (19,567,608)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (61,821,766) (86,514,027)
Investor A ..................................................................................... (10,217,953) (13,038,755)
Investor C ..................................................................................... (1,019,982) (2,280,873)
Investor C1 .................................................................................... — (30,882)
Class K ....................................................................................... (35,721,282) (16,070,098)
Decrease in net assets resulting from distributions to shareholders ...................................................
(108,780,983) (117,934,635)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
1,656,919,325 (606,709,378)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 1,727,060,484 (744,211,621)
Beginning of year .................................................................................... 2,341,785,373 3,085,996,994
End of year ........................................................................................
$ 4,068,845,857 $ 2,341,785,373
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(e)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Floating Rate Income Portfolio
Institutional
Year Ended August 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.61 $ 9.95 $ 10.15 $ 10.20 $ 10.12
Net investment income
(a)
.....................................
0.36 0.43 0.51 0.45 0.42
Net realized and unrealized gain (loss) ............................
0.32 (0.35) (0.20) (0.05) 0.08
Net increase from investment operations ............................
0.68 0.08 0.31 0.40 0.50
Distributions from net investment income
(b)
........................
(0.36) (0.42) (0.51) (0.45) (0.42)
Net asset value, end of year ...................................
$ 9.93 $ 9.61 $ 9.95 $ 10.15 $ 10.20
Total Return
(c)
7.14% 0.87% 3.13% 3.96% —
Based on net asset value ......................................
7.14% 0.87% 3.13% 3.96% 5.01%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.70% 0.68% 0.67%
(e)
0.66%
(e)
0.67%
Total expenses after fees waived and/or reimbursed ....................
0.69% 0.67% 0.66% 0.66% 0.67%
Net investment income .......................................
3.64% 4.49% 5.08% 4.39% 4.10%
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,282,592 $ 1,434,116 $ 2,204,716 $ 2,958,918 $ 2,753,882
Portfolio turnover rate ........................................
47% 80% 52% 60% 112%
Year Ended August 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.03% 0.04% 0.04% 0.02% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(e)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock Floating Rate Income Portfolio
Investor A
Year Ended August 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.61 $ 9.95 $ 10.15 $ 10.20 $ 10.12
Net investment income
(a)
.....................................
0.34 0.41 0.48 0.42 0.39
Net realized and unrealized gain (loss) ............................
0.31 (0.36) (0.20) (0.05) 0.08
Net increase from investment operations ............................
0.65 0.05 0.28 0.37 0.47
Distributions from net investment income
(b)
........................
(0.33) (0.39) (0.48) (0.42) (0.39)
Net asset value, end of year ...................................
$ 9.93 $ 9.61 $ 9.95 $ 10.15 $ 10.20
Total Return
(c)
6.89% 0.60% 2.84% 3.65% —
Based on net asset value ......................................
6.89% 0.60% 2.84% 3.65% 4.69%
Ratios to Average Net Assets
(d)
Total expenses
(e)
............................................
0.94% 0.95% 0.95% 0.97% 0.99%
Total expenses after fees waived and/or reimbursed ....................
0.94% 0.94% 0.95% 0.96% 0.98%
Net investment income .......................................
3.43% 4.20% 4.79% 4.08% 3.79%
Supplemental Data
Net assets, end of year (000) ....................................
$ 319,889 $ 292,670 $ 370,351 $ 546,843 $ 607,709
Portfolio turnover rate ........................................
47% 80% 52% 60% 112%
Year Ended August 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.03% 0.04% 0.04% 0.02% 0.01%
Year Ended August 31,
2021 2020 2019 2018 2017
Expense ratios ............................................. N/A N/A 0.95% N/A N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(e)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Floating Rate Income Portfolio
Investor C
Year Ended August 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.61 $ 9.95 $ 10.15 $ 10.19 $ 10.11
Net investment income
(a)
.....................................
0.26 0.33 0.41 0.34 0.31
Net realized and unrealized gain (loss) ............................
0.32 (0.35) (0.21) (0.04) 0.08
Net increase (decrease) from investment operations ....................
0.58 (0.02) 0.20 0.30 0.39
Distributions from net investment income
(b)
........................
(0.26) (0.32) (0.40) (0.34) (0.31)
Net asset value, end of year ...................................
$ 9.93 $ 9.61 $ 9.95 $ 10.15 $ 10.19
Total Return
(c)
6.06% (0.16)% 2.09% 3.01% —
Based on net asset value ......................................
6.06% (0.16)% 2.09% 3.01% 3.94%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.72% 1.72% 1.69%
(e)
1.69% 1.70%
Total expenses after fees waived and/or reimbursed ....................
1.71% 1.71% 1.69% 1.68% 1.70%
Net investment income .......................................
2.67% 3.47% 4.06% 3.36% 3.08%
Supplemental Data
Net assets, end of year (000) ....................................
$ 36,581 $ 45,261 $ 84,631 $ 119,171 $ 133,144
Portfolio turnover rate ........................................
47% 80% 52% 60% 112%
Year Ended August 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.03% 0.04% 0.04% 0.02% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(e)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock Floating Rate Income Portfolio
Class K
Year Ended August 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.61 $ 9.95 $ 10.15 $ 10.19 $ 10.11
Net investment income
(a)
.....................................
0.36 0.43 0.51 0.45 0.42
Net realized and unrealized gain (loss) ............................
0.32 (0.35) (0.20) (0.04) 0.08
Net increase from investment operations ............................
0.68 0.08 0.31 0.41 0.50
Distributions from net investment income
(b)
........................
(0.37) (0.42) (0.51) (0.45) (0.42)
Net asset value, end of year ...................................
$ 9.92 $ 9.61 $ 9.95 $ 10.15 $ 10.19
Total Return
(c)
7.12% 0.92% 3.19% 4.09% —
Based on net asset value ......................................
7.12% 0.92% 3.19% 4.09% 5.05%
Ratios to Average Net Assets
(d)
Total expenses
(e)
............................................
0.61% 0.63% 0.61% 0.63% 0.65%
Total expenses after fees waived and/or reimbursed ....................
0.61% 0.62% 0.61% 0.63% 0.63%
Net investment income .......................................
3.68% 4.46% 5.12% 4.44% 4.08%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,429,784 $ 569,739 $ 424,275 $ 441,021 $ 200,103
Portfolio turnover rate ........................................
47% 80% 52% 60% 112%
Year Ended August 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.03% 0.04% 0.04% 0.02% 0.01%
Year Ended August 31,
2021 2020 2019 2018 2017
Expense ratios ............................................. N/A N/A 0.61% 0.62% N/A
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Floating Rate Income Portfolio (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
On February 24, 2020, the Fund's issued and outstanding Investor C1 Shares converted into Investor A Shares.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized .
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of August 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 20,680,000 $ (20,680,000) $ — $ —
Goldman Sachs & Co. ............................. 11,407,000 (11,407,000) — —
$ 32,087,000 $ (32,087,000) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees :  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended August 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended August 31, 2021, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended August 31, 2021, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.550%
$1 Billion - $2 Billion ..................................................................................................... 0.500
$2 Billion - $3 Billion .................................................................................................... 0.475
Greater than $3 Billion ................................................................................................... 0.450
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 754,793
Investor C ........................................................................................................ 388,746
$ 1,143,539
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ....................................................................................................... $ 345,563
Investor A ........................................................................................................ 60,392
Investor C ........................................................................................................ 7,776
Class K ......................................................................................................... 197,413
$ 611,144
Institutional ............................................................................................................. $ 350

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended August 31, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended August 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended  August 31, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A
Shares for a total of $27,046 .
For the year ended August 31, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through December 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the
Fund. The amount of waivers and/or reimbursements of fees and expenses made pur suant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended August
31 , 2021, the amount waived was $ 132, 15 1 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through December 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended August 31, 2021, the Manager waived $1,781 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitation through December 31, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended August 31, 2021, the Manager waived and/or reimbursed investment advisory fees of $4,292, which is included in fees waived and/or reimbursed by the Manager, in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the year ended August 31, 2021, class specific expense waivers and/or reimbursements are as follows:
Institutional .................................................................................................... $ 4,985
Investor A ..................................................................................................... 3,343
Investor C ..................................................................................................... 1,47 8
Class K ...................................................................................................... 496
$ 10, 30 2
Institutional ....................................................................................................... $ 1,502,459
Investor A ........................................................................................................ 209,472
Investor C ........................................................................................................ 37,469
Class K ......................................................................................................... 1,829
$ 1,751,229
Investor A $ 6,007
Investor C 5,436
Institutional .......................................................................................................... 0.70%
Investor A ........................................................................................................... 1.05
Investor C ........................................................................................................... 1.80
Class K ............................................................................................................ 0.65
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock Floating Rate Income Portfolio
Institutional .................................................................................... $ 83,988 $ 11, 552
Class K ...................................................................................... 1,957 10
$ 85,945 $ 11,5 62

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Prior to January 1, 2021, the Fund retained 75% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 80% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended August
31, 2021, the Fund paid BIM $42,656 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended August 31, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended August 31, 2021, purchases and sales of investments, including paydowns/payups excluding short-term investments, were $3,006,000,459 and
$1,412,172,772, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.

Notes to Financial Statements
(continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
 Amounts available to offset future realized capital gains.
(b)
 The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales and straddles, the deferral of compensation to trustees, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, the accounting for swap agreements and timing and recognition of partnership income.
During the year ended August 31, 2021, the Fund utilized the following amount of its capital loss carryforward.
As of August 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Of the aggregate $2.25 billion commitment amount, $500 million is specifically designated to the Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but the Fund can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended
August 31, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk : The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Fund Name
Year Ended
08/31/21
Year Ended
08/31/20
BlackRock Floating Rate Income Portfolio
Ordinary income ............................................................................................ $ 108,780,983 $ 117,934,635
Fund Name
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Floating Rate Income Portfolio ...........................................
$ 681,031 $ (212,852,515) $ (9,119,724) $ (221,291,208)
Fund Name Amount utilized
BlackRock Floating Rate Income Portfolio .................................................................................... $ 1,415,020
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Floating Rate Income Portfolio ................................. $ 4,318,001,896 $ 20,184,502 $ (28,966,848) $ (8,782,346)

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchanged traded options purchased and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
On February 24, 2020, the Fund's issued and outstanding Investor C1 Shares converted into Investor A Shares.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
08/31/21
Year Ended
08/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Floating Rate Income Portfolio
Institutional
Shares sold .............................................
143,325,305 $ 1,418,059,761 142,087,631 $ 1,362,344,837
Shares issued in reinvestment of distributions ........................
5,219,691 51,534,882 7,304,345 70,213,682
Shares redeemed .........................................
(67,798,636) (664,009,667) (221,753,996) (2,094,791,769)
80,746,360 $ 805,584,976 (72,362,020) $ (662,233,250)
Investor A
Shares sold and automatic conversion of shares ......................
7,982,447 $ 78,946,394 6,304,746 $ 60,680,012
Shares issued in reinvestment of distributions ........................
863,511 8,509,500 1,140,740 10,981,395
Shares redeemed .........................................
(7,066,236) (69,620,519) (14,214,568) (135,609,830)
1,779,722 $ 17,835,375 (6,769,082) $ (63,948,423)
Investor C
Shares sold .............................................
896,279 $ 8,889,173 996,724 $ 9,632,189
Shares issued in reinvestment of distributions ........................
95,907 944,067 205,787 1,982,152
Shares redeemed and automatic conversion of shares ..................
(2,015,408) (19,867,049) (5,001,186) (47,665,624)
(1,023,222) $ (10,033,809) (3,798,675) $ (36,051,283)
Investor C1
(a)
Shares issued in reinvestment of distributions ........................
— $ — 1,549 $ 15,430
Shares redeemed .........................................
— — (205,069) (2,045,758)
— $ — (203,520) $ (2,030,328)
Class K
Shares sold .............................................
117,417,952 $ 1,163,778,355 40,029,604 $ 384,084,573
Shares issued in reinvestment of distributions ........................
3,613,503 35,714,040 1,662,291 16,038,429
Shares redeemed .........................................
(36,234,012) (355,959,612) (25,047,168) (242,569,096)
84,797,443 $ 843,532,783 16,644,727 $ 157,553,906
166,300,303 $ 1,656,919,325 (66,488,570) $ (606,709,378)

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Floating Rate Income Portfolio and the Board of Trustees of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Floating Rate Income Portfolio of BlackRock Funds V (the “Fund”), including the schedule of investments, as of August 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)

Important Tax Information
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2021:
The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2021:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2021:
Fund Name Federal Obligation Interest
BlackRock Floating Rate Income Portfolio .................................................................................. $ 29,684
Fund Name Interest Dividends
BlackRock Floating Rate Income Portfolio .................................................................................. $ 102,720,659
Fund Name Interest-Related Dividends
BlackRock Floating Rate Income Portfolio .................................................................................. $ 103,017,317

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
2021
BlackRock Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 4, 2021 (the “May Meeting”)
and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Floating Rate Income Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
:
 Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent
Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the first, first, and second quartiles, respectively, against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2021
BlackRock Annual Report to Shareholders

to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different
Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Trustee
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
73 RICs consisting of 100 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Trustee
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
73 RICs consisting of 100 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Trustee
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
73 RICs consisting of 100 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
73 RICs consisting of 100 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year. Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
75 RICs consisting of 102 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
73 RICs consisting of 100 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
73 RICs consisting of 100 Portfolios None
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
73 RICs consisting of 100 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
R. Glenn Hubbard
1958
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
73 RICs consisting of 100 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
75 RICs consisting of 102 Portfolios None
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
75 RICs consisting of 102 Portfolios None
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 253 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 255 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.
Effective June 10, 2021, Stayce D. Harris and J. Phillip Holloman were each appointed to serve as a Trustee of the Trust. Effective July 30, 2021, Lorenzo A. Flores was appointed to serve as a Trustee of the Trust.

Additional Information
2021
BlackRock Annual Report to Shareholders

Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders

Currency Abbreviations
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
FRI-8/21-AR

Item 2 –
Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano
Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch
Karen P. Robards

The registrant’s board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Floating Rate Income Portfolio	$79,184	$94,860	$210	$0	$17,000	$18,200	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,032,000	$1,984,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,032,000 and $1,984,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

              Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Floating Rate Income Portfolio	$17,210	$18,200

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,032,000	$1,984,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrants – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrant.
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: November 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: November 3, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: November 3, 2021